Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Statement [Line Items]
Schedule of Long-term Debt

		As at December 31
	2023	2022
Syndicated credit facility	$107.5	$105.0

Senior unsecured notes
11.95% $117.4 million, maturing July 27, 2027	117.4	127.6
Total	224.9	232.6
Unamortized discount of senior unsecured notes	(1.6)	(2.3)
Deferred financing costs	(3.3)	(5.0)
Total long-term debt	$220.0	$225.3

Current portion	$2.0	$-
Non-current portion	$218.0	$225.3

Detailed Information About In Financing Expense

Financing expense consists of the following:

	Year ended December 31
	2023	2022
Interest	$27.2	$29.1
Accretion on decommissioning liability	17.5	11.6
Accretion on office lease provision	0.9	1.4
Accretion on other non-current liability	-	0.3
Accretion on discount of senior unsecured notes	0.5	0.2
Accretion on lease liabilities	0.4	0.6
Loss on repurchased senior unsecured notes	0.5	-
Deferred financing costs	2.3	2.5
Debt modification	-	(0.8)
Financing	$49.3	$44.9